Intangible Assets, Net - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of intangible assets	$ 90,139	$ 185,881